CALVERT SOCIAL INVESTMENT FUND

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Social Investment Fund (the “Registrant”) (1933 Act File No. 002-75106) certifies (a) that the forms of prospectuses and statements of additional information dated February 1, 2018 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 93 (“Amendment No. 93”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 93 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-18-000114) on January 29, 2018:

Calvert Balanced Fund (formerly Calvert Balanced Portfolio)

Calvert Bond Fund (formerly Calvert Bond Portfolio)

Calvert Equity Fund (formerly Calvert Equity Portfolio)

Calvert Conservative Allocation Fund

Calvert Moderate Allocation Fund

Calvert Aggressive Allocation Fund

CALVERT SOCIAL INVESTMENT FUND

By:	/s/ Maureen A. Gemma
Maureen A. Gemma, Esq.
Secretary

Date: February 5, 2018